Financial Information of Company's VIEs and VIEs' Subsidiaries (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Variable Interest Entity [Line Items]
Cash and cash equivalents	$ 53,677	$ 117,899
Prepayment and other current assets	5,893	4,853
Total current assets	85,822	150,229
Total assets	148,920	174,120	$ 171,629
Total current liabilities	88,617	81,721
Total liabilities	92,448	83,311
Total equity	45,236	90,809
Revenues	117,548	108,177	97,196
Net income	26,411	24,573	23,409
Net cash provided by operating activities	38,969	37,779	44,093
Net cash used in investing activities	(34,023)	(4,311)	(24,180)
Effects of exchange rate changes	(6,302)	(3,757)	128
Consolidated VIE
Variable Interest Entity [Line Items]
Cash and cash equivalents	26,600	83,069
Prepayment and other current assets	4,991	4,387
Total current assets	132,450	110,268
Total assets	150,563	128,067
Deferred revenue	35,437	29,540
Total current liabilities	65,931	62,388
Total liabilities	65,931	62,388
Total equity	84,632	65,679
Revenues	109,947	108,111	96,990
Net income	40,840	36,760	31,986
Net cash provided by operating activities	27,310	26,988	36,326
Net cash used in investing activities	(3,938)	(2,140)	(850)
Effects of exchange rate changes	$ (2,791)	$ (2,797)	$ (65)